Capital management (Narrative) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital management
Working capital	$ 1,650,709	$ 14,006,785
Shareholders' equity	16,868,927	40,768,754	$ 59,423,106
Debt	389,987	190,905
Cash and cash equivalents [note 8]	$ 3,445,649	$ 12,202,513	$ 18,104,899